GOODWILL AND INTANGIBLE ASSETS (TABLES)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements [Abstract]
Schedule of Goodwill
The change in the net carrying amount of goodwill by reportable segment was as follows:

	Beauty	Grooming	Health Care	Fabric Care and Home Care	Baby, Feminine and Family Care	Corporate	Total Company
GOODWILL at JUNE 30, 2011 - Gross	$18,039	$22,650	$8,074	$4,589	$3,804	$406	$57,562
Accumulated impairment losses at June 30, 2011	—	—	—	—	—	—	—
GOODWILL at JUNE 30, 2011 - Net	18,039	22,650	8,074	4,589	3,804	406	57,562
Acquisitions and divestitures	(3)	(12)	477	34	(3)	(92)	401
Goodwill impairment charges	(431)	(899)	—	—	—	—	(1,330)
Translation and other	(1,176)	(1,059)	(304)	(199)	(117)	(5)	(2,860)
GOODWILL at JUNE 30, 2012 - Gross	16,860	21,579	8,247	4,424	3,684	309	55,103
Accumulated impairment losses at June 30, 2012	(431)	(899)	—	—	—	—	(1,330)
GOODWILL at JUNE 30, 2012 - Net	16,429	20,680	8,247	4,424	3,684	309	53,773
Acquisitions and divestitures	(21)	(40)	—	(14)	1,090	—	1,015
Goodwill impairment charges	—	(259)	—	—	—	—	(259)
Translation and other	255	236	71	43	54	—	659
GOODWILL at JUNE 30, 2013 - Gross	17,094	21,775	8,318	4,453	4,828	309	56,777
Accumulated impairment losses at June 30, 2013	(431)	(1,158)	—	—	—	—	(1,589)
GOODWILL at JUNE 30, 2013 - Net	16,663	20,617	8,318	4,453	4,828	309	55,188

Intangible Assets Disclosure
Identifiable intangible assets were comprised of:

	2013		2012
June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$4,251	$2,020	$3,297	$1,687
Patents and technology	2,976	2,032	3,164	2,021
Customer relationships	2,118	703	2,048	642
Other	348	168	352	218
TOTAL	9,693	4,923	8,861	4,568

INTANGIBLE ASSETS WITH INDEFINITE LIVES
Brands	26,802	—	26,695	—
TOTAL	36,495	4,923	35,556	4,568

Amortization of Intangible Assets	Amortization expense of intangible assets was as follows:

Years ended June 30	2013	2012	2011
Intangible asset amortization	$528	$500	$546

Estimated Amortization Expense
Estimated amortization expense over the next five fiscal years is as follows:

Years ended June 30	2014	2015	2016	2017	2018
Estimated amortization expense	$504	$485	$442	$405	$380
Such estimates do not reflect the impact of future foreign exchange rate changes.